Restatement	12 Months Ended
Dec. 31, 2013
Restatement

3. Restatement

The Company is restating its previously issued consolidated financial statements for the years ended December 31, 2012 and 2011 to correct an error in the accounting for its headquarters lease executed in May 2005.

As the result of entering into a second build-to-suit arrangement with a related party in 2013, the Company revisited the accounting for its headquarters lease executed in May 2005. The Company concluded that it had improperly applied the “build-to-suit” provisions of ASC 840, Leases (“ASC 840”), by accounting for the arrangement as an operating lease rather than a financing obligation.

The Company was involved in the construction of its headquarters office building and, for accounting purposes, is therefore deemed the owner during the construction period. As such, the Company is required to capitalize the construction costs on the Consolidated Balance Sheet and perform a sale-leaseback analysis pursuant to ASC 840, to determine if the Company can remove the assets from the Consolidated Balance Sheet upon completion of construction.

After construction of the headquarters building was complete, a related party of the Company continued to guarantee the debt of the lessor, thereby constituting continuing involvement of the Company and disqualifying sale-leaseback accounting treatment. As such, the Company was precluded from derecognizing the constructed assets from its Consolidated Balance Sheet when construction was complete in 2006.

As a result of this accounting correction, the Company has recorded the property and financing obligations on the Consolidated Balance Sheets and will depreciate the asset on a straight-line basis over its estimated useful life. Lease payments will be recognized as a reduction of the financing obligation and interest expense, rather than rent expense (which the Company allocates to Cost of Revenue, Sales and Marketing, Research and Development, and General and Administrative expenses). The correction impacts the classification of cash flows from operations and financing activities, but has no impact on the net increase or decrease in cash and cash equivalents reported in the Consolidated Statements of Cash Flows.

See the Consolidated Statements of Changes in Stockholders’ Equity (Deficit). The following tables detail the impact of the restatement on the Company’s financial statements as of and for the years ended December 31, 2012 and 2011:

	2012
	As Reported	Adjustment	As Restated
Consolidated Balance Sheets
Property and equipment, net	$14,150	$6,306	$20,456
Total assets	51,921	6,305	58,226
Financing and capital lease obligations, current portion	1,171	57	1,228
Total current liabilities	28,924	57	28,981
Financing and capital lease obligations, net of current portion	550	9,039	9,589
Other non-current liabilities	2,301	(1,430)	871
Total liabilities	81,691	7,666	89,357
Accumulated deficit	(171,357)	(1,361)	(172,718)
Total stockholders’ equity (deficit)	(165,248)	(1,361)	(166,609)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	51,921	6,305	58,226

	2012
	As Reported	Adjustment	As Restated
Consolidated Statements of Operations and Comprehensive Loss
Cost of revenue	$45,178	$(778)	$44,400
Gross profit	36,561	778	37,339
Sales and marketing	28,268	(363)	27,905
Research and development	15,035	(414)	14,621
General and administrative	7,577	(83)	7,494
Total operating expenses	51,001	(860)	50,141
Loss from operations	(14,440)	1,638	(12,802)
Interest expense	(203)	(1,773)	(1,976)
Total other expense, net	(214)	(1,773)	(1,987)
Loss before income taxes	(14,654)	(135)	(14,789)
Net loss	(14,738)	(135)	(14,873)
Comprehensive loss	(14,738)	(135)	(14,873)
Net loss per common share, basic and diluted	(3.06)	(.03)	(3.09)

	2011
	As Reported	Adjustment	As Restated
Consolidated Statements of Operations and Comprehensive Loss
Cost of revenue	$43,034	$(901)	$42,133
Gross profit	25,749	901	26,650
Sales and marketing	22,914	(361)	22,553
Research and development	9,397	(277)	9,120
General and administrative	5,921	(100)	5,821
Total operating expenses	40,405	(738)	39,667
Loss from operations	(14,656)	1,639	(13,017)
Interest expense	(203)	(1,771)	(1,974)
Total other expense, net	(241)	(1,771)	(2,012)
Loss before income taxes	(14,897)	(132)	(15,029)
Net loss	(14,932)	(132)	(15,064)
Comprehensive loss	(14,932)	(132)	(15,064)
Net loss per common share, basic and diluted	(3.06)	(.03)	(3.09)

	2012
	As Reported	Adjustment	As Restated
Consolidated Statement of Cash Flows
Net loss	$(14,738)	$(135)	$(14,873)
Depreciation and amortization	8,294	266	8,560
Interest accrual on financing obligation	—	1,774	1,774
Other non-current liabilities	411	(118)	293
Net cash and cash equivalents provided by operating activities	10,622	1,786	12,408
Payments on financing and capital lease obligations	(1,359)	(1,786)	(3,145)
Net cash and cash equivalents used in financing activities	(467)	(1,786)	(2,253)

	2011
	As Reported	Adjustment	As Restated
Consolidated Statement of Cash Flows
Net loss	$(14,932)	$(132)	$(15,064)
Depreciation and amortization	7,040	266	7,306
Interest accrual on financing obligation	—	1,771	1,771
Other non-current liabilities	311	(170)	141
Net cash and cash equivalents used in operating activities	4,148	1,734	5,882
Payments on financing and capital lease obligations	(1,076)	(1,734)	(2,810)
Net cash and cash equivalents used in financing activities	(711)	(1,734)	(2,445)